THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                             S&P
    AMOUNT                                                 SECURITY    RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE     (UNAUDITED)    DATE      RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
LONG-TERM INVESTMENTS (96.9%)
CALIFORNIA (0.3%)
    $ 1,000      Kaweah Delta Hospital District, Tulare
                   County, (Series F, due 06/01/14)......      PP      NR/NR    06/01/00(a)    5.250% $ 1,018,750
                                                                                                      -----------

ILLINOIS (1.0%)
      3,000      Illinois Development Finance Authority,
                   (IDR, Riverside Health & Fitness
                   Center Project, Series 1998-A, due
                   08/01/28).............................      PP      NR/NR    08/01/01(a)    4.350    3,015,000
                                                                                                      -----------

MICHIGAN (1.3%)
      3,444      City of Detroit Public School...........      PP      NR/NR    10/15/01       5.485    3,520,305
        708      City of Detroit Public School, (Public
                   Power Revenue)........................      PP      NR/NR    10/15/00       4.550      716,065
                                                                                                      -----------
                     TOTAL MICHIGAN......................                                               4,236,370
                                                                                                      -----------

NEW YORK (93.6%)
      4,000      Erie County Water Authority, (Water
                   Revenue, Refunding, Escrowed to
                   Maturity, Series A, due 12/01/04),
                   AMBAC Insured.........................      RB     Aaa/AAA   12/01/03(a)    5.000    4,209,880
      2,195      Erie County, FGIC Insured...............      GO     Aaa/AAA   11/01/02       5.000    2,289,539
      4,025      Hempstead Town, (Callable, Series A, due
                   08/15/07), MBIA Insured...............      GO      Aaa/NR   08/15/06(a)    4.750    4,171,591
      3,000      Long Island Power Authority, (New York
                   Electric Systems Revenue).............      RB     Baa1/A-   04/01/02       5.000    3,087,900
      3,100      Long Island Power Authority, (New York
                   Electric Systems Revenue, Refunding,
                   Series A), AMBAC Insured..............      RB     Aaa/AAA   12/01/09       5.500    3,383,464
      4,950      Long Island Power Authority, (New York
                   Electric Systems Revenue, Refunding,
                   Series A), AMBAC insured..............      RB     Aaa/AAA   12/01/10       5.500    5,402,678
      3,500      Long Island Power Authority, (New York
                   Electric Systems Revenue, Refunding,
                   Series A), AMBAC Insured..............      RB     Aaa/AAA   12/01/11       5.500    3,812,585
      4,000      Metropolitan Transportation Authority,
                   (Commuter Facilities, Refunding,
                   Series D), MBIA Insured...............      RB     Aaa/AAA   07/01/06       6.000    4,453,160

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                             S&P
    AMOUNT                                                 SECURITY    RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE     (UNAUDITED)    DATE      RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 5,500      Metropolitan Transportation Authority,
                   (Dedicated Tax Fund, Series A), MBIA
                   Insured...............................      RB     Aaa/AAA   04/01/11       6.250% $ 6,349,585
      1,370      Metropolitan Transportation Authority,
                   (Service Contract, Commuter
                   Facilities, Refunding, Series N)......      RB     Baa1/BBB+ 07/01/02       6.625    1,483,669
      3,165      Metropolitan Transportation Authority,
                   (Transportation Facilities Revenue,
                   Series 8), MBIA-IBC Insured...........      RB     Aaa/AAA   07/01/07       5.500    3,433,329
      1,065      Monroe County, (Public Improvement,
                   Prerefunded, Escrowed to Maturity,
                   Series 1995), AMBAC Insured...........      GO     Aaa/AAA   06/01/08       5.875    1,196,751
         65      Monroe County, (Public Improvement,
                   Unrefunded Balance, Series 1995),
                   AMBAC Insured.........................      GO     Aaa/AAA   06/01/08       5.875       73,041
      2,150      Municipal Assistance Corp. for the City
                   of New York, (Refunding, Series G)....      RB      Aa2/AA   07/01/05       6.000    2,379,921
      4,000      Municipal Assistance Corp. for the City
                   of New York, (Refunding, Series G)....      RB      Aa2/AA   07/01/07       6.000    4,485,720
      1,500      Municipal Assistance Corp. for the City
                   of New York, (Refunding, Series J)....      RB      Aa2/AA   07/01/04       6.000    1,647,405
      5,000      Municipal Assistance Corp. for the City
                   of New York, (Series O)...............      RB      Aa2/AA   07/01/05       5.000    5,269,800
      5,560      Nassau County, (Series Y), FGIC
                   Insured...............................      GO     Aaa/AAA   03/01/05       5.000    5,812,813
      1,460      New York City Industrial Development
                   Agency, (Civil Facilities Revenue,
                   YMCA Greater New York Project)........      RB     Baa3/NR   08/01/05       6.000    1,582,231
      1,000      New York City Industrial Development
                   Agency, (IDR, Brooklyn Navy Yard,
                   Cogen Partners, Refunding, due
                   10/01/22).............................      RB     Baa3/BBB- 10/01/21(a)    6.200    1,123,200
      3,075      New York City Municipal Water Finance
                   Authority, (Callable, Water & Sewer
                   Systems Revenue, Series C, due
                   06/15/21), AMBAC Insured..............      RB     Aaa/AAA   06/15/02(a)    6.200    3,350,120
      3,000      New York City Transitional Finance
                   Authority, (Future Tax Secured, Series
                   A)....................................      RB      Aa3/AA   08/15/07       5.500    3,250,980
      2,600      New York City Transitional Finance
                   Authority, (Future Tax Secured, Series
                   A)....................................      RB      Aa3/AA   11/15/02       5.000    2,704,182

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                             S&P
    AMOUNT                                                 SECURITY    RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE     (UNAUDITED)    DATE      RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 3,100      New York City Transitional Finance
                   Authority, (Future Tax Secured, Series
                   C)....................................      RB      Aa3/AA   05/01/05       5.000% $ 3,247,994
      4,000      New York City Transitional Finance
                   Authority, (Future Tax Secured, Series
                   C)....................................      RB      Aa3/AA   05/01/03       5.000    4,166,640
      6,000      New York City, (Callable, Series A, due
                   08/01/03).............................      GO      A3/A-    08/01/02(a)    6.250    6,513,780
      4,330      New York City, (Callable, Unrefunded
                   Balance, Series D, due 02/15/07)......      GO      A3/A-    02/15/05(a)    5.750    4,661,505
        670      New York City, (Prerefunded, Series D,
                   due 02/15/07).........................      GO      A3/A-    02/15/05(a)    5.750      734,869
      4,000      New York City, (Refunding, Series D)....      GO      A3/A-    11/01/09       6.500    4,636,280
      1,000      New York City, (Refunding, Series G),
                   MBIA Insured..........................      GO     Aaa/AAA   02/01/09       6.750    1,179,160
      2,000      New York State Dormitory Authority,
                   (Callable, Cornell University, due
                   07/01/08).............................      RB      Aa2/AA   07/01/06(a)    5.300    2,159,120
      2,000      New York State Dormitory Authority,
                   (City University Systems, Prerefunded,
                   Series F, due 07/01/20), FGIC
                   Insured...............................      RB     Aaa/AAA   07/01/00(a)    7.500    2,136,660
      2,280      New York State Dormitory Authority,
                   (Columbia University).................      RB     Aaa/AAA   07/01/07       5.250    2,453,759
      2,885      New York State Dormitory Authority, (FHA
                   Hospital & Nursing Home, Refunding,
                   Series A), AMBAC Insured..............      RB      NR/AAA   08/15/08       5.000    3,024,144
      2,500      New York State Dormitory Authority, (FHA
                   Hospital New York & Presbyterian,
                   Callable, Refunding, due 08/01/13),
                   AMBAC Insured.........................      RB     Aaa/AAA   02/01/08(a)    4.400    2,522,500
      2,000      New York State Dormitory Authority, (FHA
                   Hospital New York & Presbyterian,
                   Refunding), AMBAC Insured.............      RB     Aaa/AAA   02/01/04       5.000    2,086,060
      2,000      New York State Dormitory Authority,
                   (Lease Revenue, Municipal Health
                   Facilities, Series 1), FSA Insured....      RB     Aaa/AAA   01/15/07       5.000    2,089,060
      5,280      New York State Dormitory Authority,
                   (Long Island Jewish Medical Center,
                   Refunding), MBIA Insured..............      RB     Aaa/AAA   07/01/05       5.000    5,532,226

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                             S&P
    AMOUNT                                                 SECURITY    RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE     (UNAUDITED)    DATE      RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 2,000      New York State Dormitory Authority,
                   (Memorial Sloan Kettering Cancer
                   Center, Series C), MBIA Insured.......      RB     Aaa/AAA   07/01/19       5.750% $ 2,205,820
      3,685      New York State Dormitory Authority,
                   (Mental Health Services Facilities)...      RB     Aaa/AAA   08/15/09       5.250    3,910,154
      5,650      New York State Dormitory Authority,
                   (Mental Health Services Facilities,
                   Refunding, Series B)..................      RB      A3/A-    02/15/06       6.000    6,214,887
      2,000      New York State Dormitory Authority, (New
                   York University, Series A), MBIA
                   Insured...............................      RB     Aaa/AAA   07/01/06       5.000    2,102,700
      2,510      New York State Dormitory Authority,
                   (North Shore University Hospital,
                   Refunding), MBIA Insured..............      RB     Aaa/AAA   11/01/05       5.000    2,635,726
      2,530      New York State Dormitory Authority,
                   (North Shore University Hospital,
                   Refunding), MBIA Insured..............      RB     Aaa/AAA   11/01/10       5.500    2,760,154
      2,000      New York State Dormitory Authority,
                   (Secondary Hospital, North General
                   Hospital, Refunding, Series G)........      RB     Baa1/BBB+ 02/15/05       5.500    2,126,900
      3,000      New York State Dormitory Authority,
                   (State University Educational
                   Facilities, Refunding)................      RB      A3/A-    05/15/01       5.250    3,093,960
      1,500      New York State Dormitory Authority,
                   (State University Educational
                   Facilities, Refunding, Series A)......      RB      A3/A-    05/15/04       6.500    1,668,300
      3,000      New York State Dormitory Authority,
                   (State University Educational
                   Facilities, Refunding, Series A), FGIC
                   Insured...............................      RB     Aaa/AAA   05/15/11       5.875    3,363,030
      2,000      New York State Dormitory Authority,
                   (University of Rochester, Refunding,
                   Series A), MBIA Insured...............      RB     Aaa/AAA   07/01/05       5.000    2,101,160
      1,210      New York State Dormitory Authority,
                   (University of Rochester, Series A)...      RB      A1/A+    07/01/06       6.500    1,386,188
      4,000      New York State Environmental Facilities
                   Corp., (Callable, PCR, State Water,
                   Revolving Fund, Series A, due
                   06/15/01).............................      RB      Aa1/AA   06/15/00(a)    7.300    4,251,880
      5,000      New York State Environmental Facilities
                   Corp., (PCR, State Water, Revolving
                   Fund, New York City Municipal Water,
                   Refunding)............................      RB     Aa1/AA-   06/15/11       5.750    5,574,950

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                             S&P
    AMOUNT                                                 SECURITY    RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE     (UNAUDITED)    DATE      RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 2,000      New York State Environmental Facilities
                   Corp., (PCR, State Water, Revolving
                   Fund, Prerefunded, due 06/15/14)......      RB     Aaa/AA+   06/15/01(a)    6.500% $ 2,160,260
      5,000      New York State Environmental Facilities
                   Corp., (Special Obligation, Riverbank
                   State Park, Prerefunded, due
                   04/01/22).............................      RB     Aaa/AAA   04/01/02(a)    7.375    5,604,550
      1,605      New York State Environmental Facilities
                   Corp., (State Clean Water & Drinking,
                   Revolving Funds, Second Resolution,
                   Series F).............................      RB     Aa1/AA-   06/15/02       5.000    1,664,738
      1,000      New York State Environmental Facilities
                   Corp., (State Clean Water & Drinking,
                   Revolving Funds, Second Resolution,
                   Series F).............................      RB     Aa1/AA-   06/15/07       5.250    1,070,110
      2,600      New York State Housing Finance Agency,
                   (Service Contract Obligation,
                   Refunding, Series C)..................      RB     Baa1/BBB+ 03/15/05       4.850    2,676,466
      3,260      New York State Local Government
                   Assistance Corp., (Prerefunded, Series
                   C, due 04/01/18)......................      RB      Aaa/A+   04/01/02(a)    6.250    3,556,236
      2,000      New York State Local Government
                   Assistance Corp., (Refunding, Series
                   A)....................................      RB      A3/A+    04/01/06       6.000    2,214,780
      2,525      New York State Local Government
                   Assistance Corp., (Refunding, Series
                   B), MBIA Insured......................      RB     Aaa/AAA   04/01/04       5.250    2,669,077
      3,350      New York State Local Government
                   Assistance Corp., (Refunding, Series
                   E)....................................      RB      A3/A+    04/01/14       6.000    3,732,537
      1,550      New York State Local Government
                   Assistance Corp., (Series A)..........      RB      A3/A+    04/01/05       5.400    1,661,709
      2,850      New York State Medical Care Facilities
                   Finance Agency, (Callable, Hospital &
                   Nursing Home Services, Series D, due
                   02/15/32).............................      RB      Aa2/NR   02/15/03(a)    6.450    3,167,804
      1,500      New York State Medical Care Facilities
                   Finance Agency, (Mental Health
                   Services, Refunding, Series F)........      RB      A3/A-    02/15/03       6.000    1,606,740

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                             S&P
    AMOUNT                                                 SECURITY    RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE     (UNAUDITED)    DATE      RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 2,620      New York State Municipal Bond Bank
                   Agency, (Special Program, Refunding,
                   Series A), AMBAC Insured..............      RB     Aaa/AAA   03/15/06       5.000% $ 2,749,795
      9,667      New York State Office of Temporary and
                   Disability Assistance, (General
                   Obligation)...........................      PP      NR/NR    03/31/05       4.480    9,721,899
      2,000      New York State Power Authority, (Revenue
                   & General Purpose, Refunding, Escrowed
                   to Maturity, Series W)................      RB     Aaa/AAA   01/01/03       6.625    2,191,260
      4,500      New York State Power Authority, (Revenue
                   & General Purpose, Refunding, Series
                   A)....................................      RB     Aa3/AA-   02/15/03       5.000    4,688,595
      3,350      New York State Power Authority, (Revenue
                   & General Purpose, Refunding, Series
                   A)....................................      RB     Aa3/AA-   02/15/05       5.500    3,602,121
      3,000      New York State Thruway Authority,
                   (Refunding, Series E).................      RB     Aa3/AA-   01/01/07       5.500    3,251,370
      2,000      New York State Thruway Authority,
                   (Service Contract, Local Highway &
                   Bridge)...............................      RB     Baa1/BBB+ 04/01/05       6.000    2,187,400
      2,000      New York State Thruway Authority,
                   (Service Contract, Local Highway &
                   Bridge, Refunding)....................      RB     Baa1/BBB+ 04/01/04       5.500    2,121,680
      9,935      New York State Thruway Authority,
                   (Service Contract, Local Highway &
                   Bridge, Series A-2), MBIA Insured.....      RB     Aaa/AAA   04/01/06       5.250   10,579,377
      2,470      New York State Urban Development Corp.,
                   (Center for Industrial Innovation,
                   Refunding)............................      RB     Baa1/BBB+ 01/01/06       6.250    2,744,294
      2,000      New York State Urban Development Corp.,
                   (Correctional Capital Facilities,
                   Series 6).............................      RB     Baa1/BBB+ 01/01/03       6.000    2,135,960
      3,500      New York State Urban Development Corp.,
                   (Correctional Facilities Service
                   Contract, Series B)...................      RB     Baa1/BBB+ 01/01/01       5.000    3,571,505
      2,500      New York State Urban Development Corp.,
                   (Prerefunded, due 04/01/11)...........      RB     Aaa/BBB+  04/01/01(a)    7.500    2,734,375
      2,635      New York State Urban Development Corp.,
                   (Sub Lien, Corporate Purpose,
                   Refunding)............................      RB       A2/A    01/01/06       6.000    2,905,667
      5,250      New York State, (Refunding, Series A)...      GO       A2/A    07/15/06       6.500    6,007,365

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                             S&P
    AMOUNT                                                 SECURITY    RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE     (UNAUDITED)    DATE      RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
NEW YORK (CONTINUED)
    $ 3,100      New York State, (Refunding, Series B)...      GO       A2/A    08/15/05       6.250% $ 3,476,712
      1,350      New York State, (Refunding, Series C)...      GO       A2/A    10/01/04       6.000    1,484,312
      2,415      New York State, (Refunding, Series F)...      GO       A2/A    09/15/03       5.000    2,531,355
      1,000      Orange County, (Refunding)..............      GO      Aa2/NR   11/15/04       5.500    1,082,270
      1,000      Orange County, (Refunding)..............      GO      Aa2/NR   11/15/05       5.500    1,083,850
      7,730      Port Authority of New York & New Jersey,
                   (Special Project, JFK International
                   Air Terminal, Series 6), MBIA
                   Insured...............................      RB     Aaa/AAA   12/01/11       6.250    8,892,747
      2,650      Suffolk County, (Water Authority
                   Waterworks Revenue, Refunding, Senior
                   Lien), MBIA Insured...................      RB     Aaa/AAA   06/01/07       5.100    2,800,388
      1,500      Suffolk County, (Water Authority
                   Waterworks Revenue, Refunding, Senior
                   Lien), MBIA Insured...................      RB     Aaa/AAA   06/01/09       5.100    1,589,580
      2,945      Triborough Bridge & Tunnel Authority,
                   (General Purpose, Refunding, Series
                   SR, due 01/01/07).....................      RB      Aa3/A+   01/01/00(a)    5.000    3,095,372
      1,500      Triborough Bridge & Tunnel Authority,
                   (General Purpose, Refunding, Series
                   Y)....................................      RB      Aa3/A+   01/01/07       5.900    1,664,955
      3,960      Triborough Bridge & Tunnel Authority,
                   (Special Obligation, Refunding, Series
                   A), FGIC Insured......................      RB     Aaa/AAA   01/01/07       5.500    4,278,226
      2,000      Trust for Cultural Resources of the City
                   of New York, (Public Power Revenue,
                   Series 1999, due 08/01/05)............      PP      NR/NR    01/01/08(a)    4.600    2,000,000
      4,000      United Nations Development Corp.,
                   (Senior Lien, Series A, Prerefunded,
                   due 07/01/26).........................      RB      Aaa/NR   07/01/03(a)    6.000    4,417,560
      3,230      Yonkers, (Series C), AMBAC Insured......      GO     Aaa/AAA   08/01/04       5.500    3,459,039
                                                                                                      -----------
                     TOTAL NEW YORK......................                                             300,327,146
                                                                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                             S&P
    AMOUNT                                                 SECURITY    RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE     (UNAUDITED)    DATE      RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
PUERTO RICO (0.7%)
    $ 2,220      Commonwealth of Puerto Rico, (General
                   Obligation)...........................      PP      NR/NR    12/04/03       7.469% $ 2,339,062
                                                                                                      -----------
                     TOTAL LONG TERM INVESTMENTS (COST $304,432,424)................................  310,936,328
                                                                                                      -----------
SHORT-TERM INVESTMENTS (1.5%)
ARIZONA (0.0%)
        100      Maricopa County, (Callable, PCR,
                   Refunding, Series D, due 05/01/29),
                   LOC - Bank of America.................    VRDN     P-1/A-1+  04/01/99(b)    3.300      100,000
                                                                                                      -----------

GEORGIA (1.1%)
        900      Burke County Development Authority,
                   (Callable, PCR, Georgia Power Co.,
                   Vogtle Project 1-st Series, due
                   04/01/32).............................    VRDN     VMIG1/A-1 04/01/99(b)    3.300      900,000
      2,550      Burke County Development Authority,
                   (Callable, PCR, Georgia Power Co.,
                   Vogtle Project-4th Series, Refunding,
                   due 09/01/25).........................    VRDN     VMIG1/A-1 04/01/99(b)    3.300    2,550,000
                                                                                                      -----------
                                                                                                        3,450,000
                                                                                                      -----------

LOUISIANA (0.0%)
         80      Louisiana Public Facilities Authority,
                   (Callable, due 12/01/15), LOC -
                   Deutsche Bank A.G.....................    VRDN      P-1/NR   04/01/99(b)    3.300       80,000
                                                                                                      -----------

NEW YORK (0.0%)
        200      New York City Municipal Water Finance
                   Authority, (Callable, Water & Sewer
                   Systems Revenue, Series C, due
                   06/15/22), FGIC Insured...............    VRDN     VMIG1/A-1+ 04/01/99(b)   3.300      200,000
                                                                                                      -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                             S&P
    AMOUNT                                                 SECURITY    RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION              TYPE     (UNAUDITED)    DATE      RATE      VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------  -----------
OTHER (0.4%)
    $   895      Puttable Floating Options (Tax Exempt
                   Receipts, Callable, Series SG P-5, due
                   07/02/27), LIQ FAC-Societe Generale...    VRDN     NR/A-1+c  04/01/99(b)    3.360% $   895,000
        275      Puttable Floating Options (Tax Exempt
                   Receipts, Callable, Series SG P-6, due
                   01/01/28), LIQ FAC-Societe Generale...    VRDN     NR/A-1+c  04/01/99(b)    3.360      275,000
                                                                                                      -----------
                                                                                                        1,170,000
                                                                                                      -----------
                     TOTAL SHORT-TERM INVESTMENTS (COST $5,000,000).................................    5,000,000
                                                                                                      -----------
                 TOTAL INVESTMENTS (COST $309,432,424) (98.4%)......................................  315,936,328
                 OTHER ASSETS IN EXCESS OF LIABILITIES (1.6%).......................................    4,993,604
                                                                                                      -----------
                 NET ASSETS (100.0%)................................................................  $320,929,932
                                                                                                      -----------
                                                                                                      -----------

------------------------------
Note: Based on the cost of investments of $309,451,545 for federal income tax purposes at March 31, 1999, the aggregate gross unrealized appreciation and depreciation was $7,074,669 and $589,886, respectively, resulting in net unrealized appreciation of investments of $6,484,783.

(a) The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

(b) Variable Rate Demand Notes tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature. The actual maturity date is indicated in the security description.

AMBAC - Ambac Indemnity Corporation.

FGIC - Financial Guaranty Insurance Company.

FHA - Federal Housing Authority.

FSA - Financial Security Assurance.

GO - General Obligation.

IDR - Industrial Development Revenue.

LIQ FAC - Liquidity Facility.

LOC - Letter of Credit.

MBIA - Municipal Bond Investors Assurance Corp.

NR - Not Rated.

PCR - Pollution Control Revenue.

PP - Private Placement.

RB - Revenue Bond.

VRDN - Variable Rate Demand Note.

Escrowed to Maturity: Bonds for which cash and/or securities have been deposited with a third party to cover payments of principal and interest at the maturity which coincides with the first call date of the first bond.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $309,432,424 )          $315,936,328
Cash                                                     30,603
Interest Receivable                                   5,097,693
Prepaid Trustees' Fees                                      184
Deferred Organization Expenses                               19
Prepaid Expenses and Other Assets                         1,566
                                                   ------------
    Total Assets                                    321,066,393
                                                   ------------
LIABILITIES
Advisory Fee Payable                                     80,827
Administrative Services Fee Payable                      10,289
Administration Fee Payable                                  374
Fund Services Fee Payable                                   234
Accrued Expenses                                         44,737
                                                   ------------
    Total Liabilities                                   136,461
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $320,929,932
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED MARCH 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $12,318,506
EXPENSES
Advisory Fee                                       $  796,521
Custodian Fees and Expenses                            85,723
Administrative Services Fee                            73,366
Professional Fees and Expenses                         44,238
Fund Services Fee                                       6,630
Trustees' Fees and Expenses                             3,306
Administration Fee                                      3,052
Amortization of Organization Expense                    2,304
Miscellaneous                                           5,476
                                                   ----------
    Total Expenses                                                1,020,616
                                                                -----------
NET INVESTMENT INCOME                                            11,297,890
NET REALIZED GAIN ON INVESTMENTS                                  2,712,515
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                       142,962
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $14,153,367
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL   FOR THE FISCAL
                                                     YEAR ENDED       YEAR ENDED
                                                   MARCH 31, 1999   MARCH 31, 1998
                                                   --------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   11,297,890   $    7,914,129
Net Realized Gain on Investments                        2,712,515        1,111,960
Net Change in Unrealized Appreciation of
  Investments                                             142,962        4,862,341
                                                   --------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                       14,153,367       13,888,430
                                                   --------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         162,950,459       87,771,218
Withdrawals                                           (53,185,304)     (52,571,222)
                                                   --------------   --------------
    Net Increase from Investors' Transactions         109,765,155       35,199,996
                                                   --------------   --------------
    Total Increase in Net Assets                      123,918,522       49,088,426
NET ASSETS
Beginning of Fiscal Year                              197,011,410      147,922,984
                                                   --------------   --------------
End of Fiscal Year                                 $  320,929,932   $  197,011,410
                                                   --------------   --------------
                                                   --------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                 FOR THE PERIOD
                                                   FOR THE FISCAL YEAR ENDED     APRIL 11, 1994
                                                           MARCH 31,            (COMMENCEMENT OF
                                                   -------------------------   OPERATIONS) THROUGH
                                                   1999   1998   1997   1996     MARCH 31, 1995
                                                   ----   ----   ----   ----   -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                     0.38%  0.40%  0.43%  0.44%                0.48%(a)
  Net Investment Income                            4.26%  4.62%  4.75%  4.72%                4.59%(a)
  Expenses without Reimbursement                   0.38%  0.40%  0.43%  0.44%                0.51%(a)
Portfolio Turnover                                   44%    51%    35%    41%                  63%(b)

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York Tax Exempt Bond Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 16, 1993. The portfolio commenced operations on April 11, 1994. Prior to November 2, 1998, the portfolio's name was The New York Total Return Bond Portfolio. The portfolio's investment objective is to provide a high level of current income that is exempt from federal income tax for New York residents, consistent with moderate risk of capital. The portfolio invests a significant amount of its assets in debt obligations issued by political subdivisions and authorities in the State of New York. The issuers' ability to meet their obligations may be affected by economic and political developments within the State of New York. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

   b) The portfolio incurred organization expenses in the amount of $11,473. These costs were deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 28, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the Agreement, the portfolio paid Morgan at an annual rate of 0.30% of the portfolio's average daily net assets. Effective October 28, 1998, the portfolio's Investment Advisor is J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the Agreement remain the same. For the fiscal year ended March 31, 1999, such fees amounted to $796,521.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended March 31, 1999, the fee for these services amounted to $3,052.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended March 31, 1999, the fee for these services amounted to $73,366.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $6,630 for the fiscal year ended March 31, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999
--------------------------------------------------------------------------------
      as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,400.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended March 31, 1999 were as follows:

COST OF             PURCHASES
   PROCEEDS         FROM SALES
----------------   ------------
$230,648,580.....  $113,320,935

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The New York Tax Exempt Bond Portfolio
(Formerly The New York Total Return Bond Portfolio)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The New York Tax Exempt Bond Portfolio (the "portfolio") at March 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the four years in the period then ended and for the period April 11, 1994 (commencement of operations) to March 31, 1995, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
May 13, 1999

34